Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2012
Equity Investments with Carrying Value

As of December 31, 2011 and 2012, the Company held equity investments in several privately-held companies with the carrying value as follows:

	Percentage of Ownership	December 31
		2011	2012
		US$	US$
Cost method:
Cashido Corp. (Cashido)	2.1%	104	104
Vastview Technology, Corp. (Vastview)	3.9%	74	74
Spright Co., Ltd. (Spright)	—	—	—

		178	178